SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Oil and gas related equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	35 years